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                      FIRST AMERICAN INVESTMENT FUNDS, INC.
                      SUPPLEMENT DATED JANUARY 20, 2009 TO
                       STATEMENT OF ADDITIONAL INFORMATION
                             DATED OCTOBER 28, 2008

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This information supplements the Statement of Additional Information of First
American Investment Funds, Inc., dated October 28, 2008 (the "SAI"). This supplement and the SAI constitute a current SAI. To request a copy of the SAI, please call 800-677-FUND.

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Effective at the close of business on January 16, 2009, the reorganizations of
California Intermediate Tax Free Fund into California Tax Free Fund and Colorado Intermediate Tax Free Fund into Colorado Tax Free Fund are complete. Any references to California Intermediate Tax Free Fund and Colorado Intermediate Tax Free Fund in this SAI are deleted.

                                                                    BOND-SAI-STK